BENEFIT PLANS	12 Months Ended
Dec. 31, 2011
BENEFIT PLANS [Abstract]
BENEFIT PLANS
NOTE 15 - BENEFIT PLANS

We maintain 401(k) and employee stock ownership plans covering substantially all of our full-time employees. We have historically matched employee contributions to the 401(k) plan up to a maximum of 3% of participating employees' eligible wages. The match of employee contributions was zero in 2011 and 2010 and 3% in 2009. Contributions to the employee stock ownership plan are determined annually and require approval of our Board of Directors. The maximum contribution is 6% of employees' eligible wages. There were no contributions to the employee stock ownership plan in 2011, 2010 and 2009. Amounts expensed for these retirement plans was zero in 2011 and 2010 and $1.0 million 2009.

Our officers participate in various performance-based compensation plans. Amounts expensed for all incentive plans totaled $1.1 million, $0.6 million and $1.1 million, in 2011, 2010 and 2009, respectively.

We also provide certain health care and life insurance programs to substantially all full-time employees. Amounts expensed for these programs totaled $5.0 million, $4.7 million and $4.6 million in 2011, 2010 and 2009 respectively. These insurance programs are also available to retired employees at their own expense.